Accounting principles (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Principles [Abstract]
Disclosure of depreciation period of property, plant and equipment	Property, plant and equipment are depreciated using the straight-line method over the estimated useful life of the asset. The principal useful lives applied are as follows:

DEPRECIATION PERIOD
Buildings
Office fixtures and fittings	3 years (1)
Equipment
Industrial materials and equipment	5 to 10 years
Technical facilities	5 to 10 years
Furniture and computer equipment:
Office equipment	5 to 10 years
IT equipment	3 years
Furniture	10 years
(1)Office fixtures and fittings estimated useful lives correspond to the Paris headquarters and Boston offices residual estimated lease terms.
Disclosure of allocation of acquisition cost	The allocation of the acquisition cost is as follows:

(Amounts in thousands of euros)	Amount allocated as of April 1, 2022
Cash prepayment made in 2021 ........	325
Loan granted to Prosynergia in 2021	1,400
Cash payment made in 2022 .............	2,925
Acquisition fees (1) ...........................	466
Earn-out measured at fair value ........	1,446
Total acquisition cost allocated ......	6,562

Patents ...............................................	6,529
Cash and cash equivalents ................	42

Total assets ......................................	6,571

Total liabilities .................................	(9)

Total net assets ................................	6,562
(1)Of which €451 thousand were disbursed in 2021 and €15 thousand in 2022. Acquired cash amounts to €42 thousand.